Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net (loss) profit before income taxes	R$ (173,657)	R$ 39,102	R$ (42,534)
Adjustments to reconcile net (loss) profit before income taxes to cash generated from operations
Depreciation and amortization	194,885	127,455	48,314
Inventory reserves	26,778	7,453	8,476
Allowance for doubtful accounts	26,610	34,684	17,392
Loss on sale/disposal of property and equipment and intangible	908	4,277	3,499
Fair value change in financial derivatives	37,291	(562)	(473)
Changes in accounts payable to selling shareholders	87,820	20,330	89,403
Share of loss (profit) of equity-accounted investees	22,182	(409)	1,800
Share-based compensation plan	70,127	36,333	33,043
Accrued interest on loans and financing	57,245	19,862	1,002
Interest accretion on acquisition liability	121,611	68,379	42,206
Income from financial investments	(25,930)	(13,388)	(45,797)
Interest on lease liabilities	4,795	3,036	1,489
Provision for legal proceedings	(149)	587	120
Provision for payroll taxes (restricted stock units)	235	(2,997)	8,333
Foreign exchange loss	1,772	(188)	555
Changes in fair value of step acquisitions		307	(3,708)
Gain on changes of interest of investment	(14,022)		(3,286)
Other financial cost/revenue, net	(1,276)	(2,315)	(2,362)
Total adjustments to reconcile (loss) profit before income taxes	437,225	341,946	157,472
Changes in assets and liabilities
Trade receivables	(184,472)	(108,087)	(136,407)
Inventories	(62,212)	(18,161)	(14,637)
Recoverable taxes	(39,199)	3,152	(8,494)
Other assets	(62,802)	(14,087)	(16,035)
Trade payables	52,915	3,886	8,455
Labor and social obligations	(6,640)	7,239	15,950
Taxes and contributions payable	(2,590)	1,147	1,951
Advances from customers	11,665	(2,981)	19,997
Other liabilities	(5,724)	(1,420)	(268)
Cash generated from operations	138,166	212,634	27,984
Income taxes paid	(72,564)	(95,053)	(34,747)
Interest paid on lease liabilities	(3,294)	(2,100)	(852)
Interest paid on investment acquisition	(13,700)	(187)
Interest paid on loans and financing	(20,275)	(13,423)
Payments for contingent consideration	(3,837)	(9,520)
Net cash flows generated from (used in) operating activities	24,496	92,351	(7,615)
Investing activities
Acquisition of property and equipment	(60,078)	(10,822)	(10,991)
Payment of investments and interests in other entities	(125,273)	(32,628)	(41,853)
Acquisition of subsidiaries, net of cash acquired	(795,905)	(204,286)	(798,885)
Payments of accounts payable to selling shareholders	(101,286)
Acquisition of intangible assets	(151,318)	(96,827)	(43,102)
(Purchase) maturity of financial investments	(265,132)	(130,113)	277,389
Loans to related parties	5,000	(5,000)	(14,000)
Net cash flows used in investing activities	(1,493,992)	(479,676)	(631,442)
Financing activities
Capital increase			13,830
Capital increase proceeds from public offering		591,898	589,602
Share issuance costs		(16,291)	(18,897)
Purchase of treasury shares	(200,751)
Payment of lease liabilities	(15,729)	(8,510)	(4,407)
Payment to owners to acquire entity's shares	(193,954)	(1,733)	(928)
Financial derivatives	185,409
Loans and financing	1,490,065	200,912	97,011
Loans and financing costs	(21,582)	(3,629)
Net cash flows from financing activities	1,243,458	762,647	676,211
Foreign exchange effects on cash and cash equivalents	12,771	188	(555)
(Decrease) increase in cash and cash equivalents	(213,267)	375,510	36,599
Cash and cash equivalents at the beginning of the year	424,410	48,900	12,301
Cash and cash equivalents at the end of the year	R$ 211,143	R$ 424,410	R$ 48,900